Tidal Trust I
234 W Florida St, Suite 700
Milwaukee, WI 53204

October 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust I (the “Trust”) File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Subversive Growth 100 Redacted ETF and Subversive S&P 500 Redacted ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 30, 2026, and filed electronically as Post-Effective Amendment No. 341 to the Trust’s Registration Statement on Form N-1A on September 30, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews
Senior Counsel II
Tidal Investments LLC, on behalf of Tidal Trust I